Goodwill - Summary of Carrying Amount of Goodwill (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 106.5	₨ 8,071.7	$ 106.0	₨ 8,037.2	₨ 7,770.6
Tata and Other Brand Vehicles [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13.1	990.9		990.9
Software consultancy and service [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 93.4	₨ 7,080.8		₨ 7,046.3